Financial risk management, Foreign Exchange Risk (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	$ 134,035	$ 165,955
Foreign exchange (loss)/gain	(2,621)	7,176	$ 5,907
10% Weakened / Strengthened in Exchange Rate [Member]
Foreign exchange rates [abstract]
Loss before tax higher/lower related to translation of cash and other financial assets held	6,400	8,500
In USD [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	133,816	162,266
In Euro [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	207	3,675		€ 187		€ 3,446
In GBP [Member] | Currency Risk [member]
Foreign exchange rates [abstract]
Cash, cash equivalents and other financial assets	$ 12	$ 14			£ 10		£ 11